SEGMENT INFORMATION AND REVENUE (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information And Revenue
SCHEDULE OF REVENUE INFORMATION ABOUT MAJOR CUSTOMERS

Revenue from customers of the corresponding years contributing over 10% of the total revenue of the Group are as follows:

	Percentage of			Year ended March 31,
	respective fiscal year			2023	2024	2025
	2023	2024	2025	HKD	HKD	HKD
Customer A	66.4%	0.1%	-	$2,398,888	$20,000	$-
Customer B	14.2%	-	-	$511,602	$-	-
Customer C	-	66.5%	15.2%	101,985	13,595,846	6,968,663
Customer D	2.8%	12.5%	-	-	2,549,151	-
Customer E	-	-	20.4%	-	-	9,350,021
Customer F	-	-	15.4%	-	-	7,052,000

SCHEDULE OF ANALYSIS OF REVENUE

An analysis of revenue is as follows:

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Provision of event management	$1,907,953	$6,733,049	$4,423,413
Sales of goods and others	1,210,704	11,459,364	15,572,720
Tickets	-	-	9,731,700
Sponsorship	-	-	5,371,523
Video production	-	-	8,950,021
Design and others	496,480	2,248,270	1,755,000

Total:	$3,615,137	$20,440,683	$45,804,377

SCHEDULE OF DISAGGREGATED BY TIMING OF REVENUE RECOGNITION

The following tables present the Company’s revenue disaggregated by timing of revenue recognition, based on management’s assessment of available data:

	Year ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Over time	$2,404,433	$8,981,319	$20,499,958
At a point in time	1,210,704	11,459,364	25,304,419

Total:	$3,615,137	$20,440,683	$45,804,377